Income Taxes, Provision for Income Taxes from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current Tax Expense [Abstract]
Federal	$ 4,299	$ 3,200
State	393	357
Current tax expense	4,692	3,557
Deferred Tax (Benefit) Expense [Abstract]
Federal	(796)	(1,030)
State	(45)	(150)
Deferred tax (benefit) expense	(841)	(1,180)
Net provision for income taxes from continuing operations	3,851	2,377
Income tax expense (benefit) in foreign jurisdictions	$ 0	$ 0